Revenue from Contracts with Customers - Accounts Receivable Reserve for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 6.0	$ 5.9	$ 7.3
Expense to increase the reserve	0.2	1.9	0.1
Write-off of uncollectible accounts	(1.6)	(1.8)	(1.5)
Ending Balance	$ 4.6	$ 6.0	$ 5.9